Shareholder's Equity - Narrative (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Impact of the U.S. corporate tax rate change on AOCI				$ 0
Components of accumulated other comprehensive income
Non-cash capital contributions from parent		$ 19	$ 17	14
Net of tax unrealized gains (losses) related to credit-only impaired securities	$ 42	$ 34	$ 33	42
Cumulative effect of accounting change	3			$ 3
Accounting Standards Update 2018-02 | Tax Cuts and Jobs Act of 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Impact of the U.S. corporate tax rate change on AOCI	$ 99
Equity securities | Accounting Standards Update 2016-01
Components of accumulated other comprehensive income
Cumulative effect of accounting change					$ (90)